Investment Strategy	Feb. 09, 2026
Defiance AdvMicrDev LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Advanced Micro Devices, Inc. (“AMD” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Advanced Micro Devices, Inc. (“AMD, Inc.” or “AMD”)

AMD, Inc. is a global semiconductor company. Semiconductors are components used in a variety of electronic products and systems. AMD is listed on The NASDAQ Global Select Market (“Nasdaq”). Per AMD, Inc.’s most recent Form 10-K filing, as of June 28, 2024, the aggregate market value of the registrant’s common stock held by non-affiliates of the registrant was approximately $261.4 billion based on the reported closing sale price of $162.21 per share as reported on Nasdaq on June 28, 2024, which was the last business day of the registrant’s most recently completed second fiscal quarter.

AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMD, Inc. pursuant to the Exchange Act can be located by reference to SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding AMD, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of AMD, Inc. The Fund has derived all disclosures contained in this document regarding AMD, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AMD, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMD, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMD, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMD, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMD, INC.

Moreover, AMD, Inc. has not participated in the development of the Fund’s investment strategy. AMD, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AMD, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AMD, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by AMD or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance AAPL LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Apple Inc. (“AAPL” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Apple Inc. (“AAPL”)

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearable and accessories, and sells a variety of related services. Apple Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”). Per Apple Inc.’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of the registrant, as of March 28, 2025, the last business day of the registrant’s most recently completed second fiscal quarter, was approximately $3.3 trillion.

Apple Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Apple Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36743 through the SEC’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Apple Inc. The Fund has derived all disclosures contained in this document regarding Apple Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Apple Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Apple Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Apple Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH APPLE INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, APPLE INC.

Moreover, Apple Inc. has not participated in the development of the Fund’s investment strategy. Apple Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Apple Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Apple Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Apple Inc. or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, AAPL is assigned to the technology hardware, storage and peripherals industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance Blkstne LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Blackstone Inc. (“BX” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Blackstone Inc. (“BX”)

Blackstone Inc. is an alternative asset manager, with total assets under management exceeding $1.2 trillion as of September 30, 2025. Blackstone’s global investment platform encompasses strategies across real estate, private equity, infrastructure, life sciences, growth equity, credit, real assets, secondaries, and hedge funds. Blackstone Inc. is listed on the New York Stock Exchange (“NYSE”). Per Blackstone Inc.’s most recent Form 10-K filing, as of June 30, 2024, the aggregate market value of the shares of common stock held by non-affiliates of the registrant was $88.2 billion.

Blackstone Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Blackstone Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33551 through the SEC’s website at www.sec.gov. In addition, information regarding Blackstone Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Blackstone Inc. The Fund has derived all disclosures contained in this document regarding Blackstone Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Blackstone Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Blackstone Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Blackstone Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BLACKSTONE INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BLACKSTONE INC.

Moreover, Blackstone Inc. has not participated in the development of the Fund’s investment strategy. Blackstone Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Blackstone Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Blackstone Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Blackstone Inc. or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, BX is assigned to the capital markets industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance CRCL LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Circle Internet Group, Inc. (“CRCL” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Circle Internet Group, Inc. (“Circle”)

Circle Internet Group, Inc. is a global financial technology firm that specializes in digital currencies and blockchain technology. Circle is the issuer of the USDC stablecoin, a crypto asset designed to be pegged to the U.S. dollar, and EURC stablecoin, a crypto asset designed to be pegged to the euro. Circle also provides various services and platform APIs for payments, commerce, and other financial applications. Shares of Circle’s Class A common stock (Ticker: CRCL) are listed on the New York Stock Exchange (NYSE).

The Fund does not invest directly in stablecoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of stablecoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of stablecoin. Investors seeking direct exposure to the price of stablecoin should consider an investment other than the Fund.

Circle is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Circle pursuant to the Exchange Act can be located by reference to SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to CRCL or other securities of Circle. The Fund has derived all disclosures contained in this document regarding Circle from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Circle. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Circle is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Circle (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Circle could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH CIRCLE INTERNET GROUP, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, CIRCLE INTERNET GROUP, INC.

Moreover, Circle Internet Group, Inc. has not participated in the development of the Fund’s investment strategy. Circle Internet Group, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Circle Internet Group, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Circle Internet Group, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Circle or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, Circle is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance COIN LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Coinbase Global, Inc. (“COIN” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Coinbase Global, Inc. (COIN)

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the crypto economy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. COIN is listed on the Nasdaq Global Select Market. Per Coinbase Global, Inc.’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of the registrant on June 30, 2024, the last business day of the registrant’s most recently completed second fiscal quarter, was $44.6 billion based on the closing sales price of the registrant’s Class A common stock as reported on Nasdaq Global Select Market on that date.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Coinbase Global, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH COINBASE GLOBAL, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, COINBASE GLOBAL, INC.

Moreover, Coinbase Global, Inc. has not participated in the development of the Fund’s investment strategy. Coinbase Global, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Coinbase Global, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Coinbase Global, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by COIN or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the capital markets industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance FcBk LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Meta Platforms, Inc. (formerly Facebook, Inc.) (“META” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Meta Platforms, Inc. (META)

Meta Platforms, Inc. (formerly Facebook, Inc.) is an operating company that operates as a social technology company. Meta Platforms, Inc. builds technology that helps people connect, find communities and grow businesses. Meta Platforms, Inc. offers social media-related products such as Facebook, Instagram, Messenger, Threads and WhatsApp as well as certain augmented and virtual reality products. Its products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) headsets, wearables, and in-home devices. Meta Platforms, Inc. also helps people cover and learn about what is going on in the world around them, enable people to share their opinions, ideas, photos and videos, and other activities with audiences ranging from their closest family members and friends to the public at large, and stay connected everywhere by accessing its products. META is listed on the Nasdaq Global Select Market. Per Meta Platforms, Inc.’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of the registrant as of June 30, 2024, the last business day of the registrant's most recently completed second fiscal quarter, was $1,103 billion based upon the closing price reported for such date on the Nasdaq Global Select Market.

META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Meta Platforms, Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Meta Platforms, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH META PLATFORMS, INC.THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, META PLATFORMS, INC.

Moreover, Meta Platforms, Inc. has not participated in the development of the Fund’s investment strategy. Meta Platforms, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Meta Platforms, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Meta Platforms, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by META or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the interactive media & services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance MSTR LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Strategy Inc (“MSTR” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Strategy Inc (“MSTR”)

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of the registrant (based on the last reported sale price of the registrant’s class A common stock on June 28, 2024 on Nasdaq) was approximately $23.499 billion. Additionally, per MSTR’s most recent 10-Q filing, digital assets represented approximately 99% of its total assets.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of MSTR. The Fund has derived all disclosures contained in this document regarding MSTR from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MSTR. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete.

Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH STRATEGY INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, STRATEGY INC.

Moreover, Strategy Inc has not participated in the development of the Fund’s investment strategy. Strategy Inc does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Strategy Inc does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Strategy Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by MSTR or its affiliates. All rights in the trademarks are reserved by their respective owners.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by MSTR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance NVDA LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of NVIDIA Corporation (“NVDA” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

NVIDIA Corporation (NVDA)

NVIDIA Corporation is a technology company that designs graphics processing units (“GPUs”). NVIDIA Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. NVDA is listed on the Nasdaq Global Select Market. Per NVIDIA Corporation’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of the registrant as of July 26, 2024 was approximately $2.7 trillion (based on the closing sales price of the registrant's common stock as reported by the Nasdaq Global Select Market on July 26, 2024).

NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of NVIDIA Corporation. The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NVIDIA Corporation. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NVIDIA Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH NVIDIA CORPORATION THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, NVIDIA CORPORATION.

Moreover, NVIDIA Corporation has not participated in the development of the Fund’s investment strategy. NVIDIA Corporation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. NVIDIA Corporation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by NVIDIA Corporation.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by NVDA or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the semiconductors & semiconductor equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance ORCL LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Oracle Corporation (“ORCL” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Oracle Corporation (“ORCL”)

Oracle Corporation offers a collection of cloud technologies, applications, databases, storage and servers to empower modern business. ORCL is listed on the New York Stock Exchange (“NYSE”). Per ORCL’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of the registrant was $305.8 billion based on the number of shares held by non-affiliates of the registrant as of May 31, 2025, and based on the closing sale price of common stock as reported by the NYSE on November 29, 2024, which is the last business day of the registrant’s most recently completed second fiscal quarter.

ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ORCL pursuant to the Exchange Act can be located by reference to the SEC file number 001-35992 through the SEC’s website at www.sec.gov. In addition, information regarding ORCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of ORCL or other securities of Oracle Corporation. The Fund has derived all disclosures contained in this document regarding ORCL from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ORCL. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ORCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ORCL (and therefore the share price of ORCL at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ORCL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ORCL.

NONE OF THE FUND, TIDAL TRUST II, AND TIDAL INVESTMENTS LLC ARE AFFILIATED WITH THE UNDERLYING SECURITY.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, ORCL is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance PLTR LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Palantir Technologies Inc. (“PLTR” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Palantir Technologies Inc. (PLTR)

Palantir Technologies Inc. builds software that empowers organizations to effectively integrate their data, decisions, and operations at scale. PLTR is listed on the Nasdaq Global Select Market. Per Palantir Technologies Inc.’s most recent Form 10-K filing, the aggregate market value of the common stock held by non-affiliates of the registrant, based on the closing price of the shares of Class A common stock on June 28, 2024 on such date was approximately $51.5 billion.

PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Palantir Technologies Inc. The Fund has derived all disclosures contained in this document regarding Palantir Technologies Inc. Technologies Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Palantir Technologies Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Palantir Technologies Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Palantir Technologies Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH PALANTIR TECHNOLOGIES INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, PALANTIR TECHNOLOGIES INC.

Moreover, Palantir Technologies Inc. has not participated in the development of the Fund’s investment strategy. Palantir Technologies Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Palantir Technologies Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Palantir Technologies Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by PLTR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance TSLA LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the common stock of Tesla, Inc. (“TSLA” or the “Underlying Security”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

Synthetic Exposure to the Underlying Security

Rather than purchasing shares of the Underlying Security directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying Security through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying Security (“synthetic long positions”), total return swaps referencing the Underlying Security, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying Security, as their values generally move in close correlation with the price of the Underlying Security. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying Security over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying Security with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying Security declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry to which the Underlying Security is assigned.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Tesla, Inc. (TSLA)

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. TSLA is listed on the Nasdaq Global Select Market. Per Tesla, Inc.’s most recent Form 10-K filing, the aggregate market value of voting stock held by non-affiliates of the registrant, as of June 28, 2024, the last business day of the registrant’s most recently completed second fiscal quarter, was $550.17 billion (based on the closing price for shares of the registrant’s Common Stock as reported by the Nasdaq Global Select Market on June 28, 2024).

TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH TESLA, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, TESLA, INC.

Moreover, Tesla, Inc. has not participated in the development of the Fund’s investment strategy. Tesla, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Tesla, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Tesla, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by TSLA or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the automobile industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying Security through derivative instruments.
Defiance Bitcoin LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of iShares Bitcoin Trust ETF (“IBIT” or the “Underlying ETP”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

IBIT is a passive investment vehicle that, under normal circumstances, holds physical bitcoin (BTC), a digital asset. IBIT seeks to reflect, generally, the performance of the price of bitcoin, less the IBIT Trust’s expenses and other liabilities. IBIT is not registered under the Investment Company Act of 1940 and is not subject to the same regulatory requirements applicable to registered investment companies. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETP other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETP (“Alternative Underlying ETPs”).

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. For additional details about bitcoin and the bitcoin blockchain, see the prospectus section titled “Additional Information About the Funds.”

Synthetic Exposure to the Underlying ETP

Rather than purchasing shares of the Underlying ETP directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETP through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETP (“synthetic long positions”), total return swaps referencing the Underlying ETP, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETP, as their values generally move in close correlation with the price of the Underlying ETP. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETP over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETP with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETP declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments. For the purposes of this policy, Underlying ETP refers to IBIT as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETP is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

iShares Bitcoin Trust ETF (IBIT)

The iShares Bitcoin Trust ETF (“IBIT” or the “IBIT Trust”) is a passive investment vehicle that, under normal circumstances, holds physical bitcoin (BTC). IBIT seeks to reflect generally the performance of the price of bitcoin. IBIT is not registered under the Investment Company Act of 1940 and is not subject to the same regulatory requirements applicable to registered investment companies. IBIT is listed on The Nasdaq Stock Market LLC.

The investment objective of IBIT is to reflect generally the price performance of bitcoin. Shares of IBIT are designed to provide investors with exposure to bitcoin, without the necessity of directly purchasing, holding, storing or safeguarding bitcoin themselves. Before making an investment decision an investor should carefully review IBIT’s prospectus and risk factors.

Source of IBIT Trust Information

The information herein regarding IBIT has been derived from publicly available sources, including the IBIT Trust’s filings with the U.S. Securities and Exchange Commission (SEC). Investors should review IBIT’s SEC filings, including its registration statement (prospectus), annual and quarterly reports, and other publicly available materials to obtain a comprehensive understanding of the IBIT Trust’s operations, risks, and financial condition. The description of IBIT’s principal investment strategies was drawn directly from IBIT’s prospectus, dated July 31, 2025.

You can find IBIT’s prospectus and other information about the IBIT Trust, including the most recent periodic SEC reports, online by reference to the 1933 Act Registration File No. 333-272680 through the SEC’s website at www.sec.gov.

This document relates solely to the securities offered hereby and does not relate to the shares of IBIT or other securities of IBIT. The Fund has derived all disclosures contained herein regarding IBIT from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or any of their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry with respect to such documents with regard to IBIT. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or other publicly available information regarding IBIT is accurate or complete.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of IBIT and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning IBIT could affect the market value of IBIT and, accordingly, the value of the securities offered hereby.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of IBIT.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BLACKROCK FUND ADVISORS, THE IBIT TRUST, OR iShares Delaware Trust Sponsor LLC (the “Sponsor”). THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED OR APPROVED BY, BLACKROCK FUND ADVISORS, THE IBIT TRUST, OR THE SPONSOR.

Moreover, none of BlackRock Fund Advisors, the IBIT Trust, or the Sponsor has participated in the development of the Fund’s investment strategy. None of them selects or approves the Fund’s portfolio holdings, nor do they participate in the construction, design or implementation of the Fund. None provides any assurances, guarantees or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BlackRock Fund Advisors, the IBIT Trust, or the Sponsor.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by BlackRock Fund Advisors, the IBIT Trust, the Sponsor, or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments.
Defiance Ethereum LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of the Grayscale Ethereum Staking ETF (the “ETHE” or the “Underlying ETP”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

ETHE is a passive, single-asset investment vehicle that, under normal circumstances, holds Ethereum (“Ether”), a digital asset. ETHE is not registered under the Investment Company Act of 1940 and is not subject to the same regulatory requirements applicable to registered investment companies. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETP other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETP (“Alternative Underlying ETPs”).

The Fund does not invest directly in Ether or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Ether. Investors seeking direct exposure to the price of Ether should consider an investment other than the Fund. For additional details about ether and the Ethereum blockchain, see the prospectus section titled “Additional Information About the Funds.”

Synthetic Exposure to the Underlying ETP

Rather than purchasing shares of the Underlying ETP directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETP through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETP (“synthetic long positions”), total return swaps referencing the Underlying ETP, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETP, as their values generally move in close correlation with the price of the Underlying ETP. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETP over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETP with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETP declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments. For the purposes of this policy, Underlying ETP refers to ETHE as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETP is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Grayscale Ethereum Staking ETF – ETHE

The Grayscale Ethereum Staking ETF (“ETHE”) is a passive, single-asset investment vehicle that, under normal circumstances, holds Ethereum (“Ether”) which are digital assets that are created and transmitted through the operations of the peer-to-peer Ethereum network, a decentralized network of computers that operates on cryptographic protocols. ETHE seeks to reflect the value of Ether it holds, less its expenses and other liabilities. Shares of the ETHE are intended to provide investors with exposure to Ether in a manner similar to a direct investment, but without the complexities of acquiring, holding, or safekeeping Ether directly.

ETHE’s investment objective is for the value of its shares (based on Ether per Share) to reflect the value of Ether it holds, less ETHE’s expenses and other liabilities. Before making an investment decision an investor should carefully review ETHE’s prospectus and risk factors.

Source of Grayscale Ethereum Staking ETF Information

The information contained herein regarding ETHE has been derived from publicly available sources, including ETHE’s filings with the SEC. Investors should review ETHE’s SEC filings, including its registration statement (prospectus), annual and quarterly reports, and other publicly available materials to obtain a more complete understanding of ETHE’s operations, risks, and financial condition. The description of ETHE’s principal investment strategies was drawn directly from ETHE’s prospectus, dated July 22, 2024.

You can find ETHE’s prospectus and other information about ETHE, including the most recent periodic SEC reports, online by reference to the 1933 Act Registration File No. 333-278880 through the SEC’s website at www.sec.gov.

This document relates solely to the securities offered hereby and does not relate to the shares of ETHE or any other securities issued by ETHE. The Fund has derived all disclosures regarding ETHE contained herein exclusively from publicly available information. None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or any of their respective affiliates has participated in the preparation of ETHE’s offering materials or made any due diligence inquiry with respect to such information. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation or warranty as to the accuracy or completeness of ETHE’s publicly available filings or other information.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of ETHE and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning ETHE could affect the market value of ETHE and, accordingly, the value of the securities offered hereby.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation as to the performance of ETHE.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH GRAYSCALE INVESTMENTS, LLC (“GRAYSCALE”) OR THE GRAYSCALE ETHEREUM STAKING ETF. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY GRAYSCALE OR THE GRAYSCALE ETHEREUM STAKING ETF.

Moreover, neither Grayscale or ETHE has participated in the development of the Fund’s investment strategy. Neither of them selects or approves the Fund’s portfolio holdings, nor do they participate in the construction, design or implementation of the Fund. Neither provides any assurances, guarantees or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Grayscale or ETHE.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Grayscale, ETHE, or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments.
Defiance Gold LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of SPDR Gold Shares (the “GLD” or the “Underlying ETP”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

GLD is a passive, single-asset investment vehicle that, under normal circumstances, predominantly holds gold bullion. GLD is not registered under the Investment Company Act of 1940 and is not subject to the same regulatory requirements applicable to registered investment companies. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETP other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETP (“Alternative Underlying ETPs”).

Synthetic Exposure to the Underlying ETP

Rather than purchasing shares of the Underlying ETP directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETP through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETP (“synthetic long positions”), total return swaps referencing the Underlying ETP, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETP, as their values generally move in close correlation with the price of the Underlying ETP. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETP over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETP with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETP declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments. For the purposes of this policy, Underlying ETP refers to GLD as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETP is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

SPDR Gold Shares - GLD

SPDR Gold Shares (“GLD”) is a grantor trust and its investment objective is to track the performance of the price of gold bullion, less the expenses of GLD’s operations. GLD is a passively-managed fund that primarily invests in gold and may also hold cash or cash equivalents. The investment strategy of GLD involves holding gold bullion, which is stored in secure vaults. GLD is listed on the NYSE Arca stock exchange.

GLD’s holdings are predominantly in physical gold bullion, and it may occasionally hold a minimal amount of cash for short-term operational purposes. The size and weight of the gold bars held by GLD are in accordance with standard specifications in the gold bullion market. GLD invests in gold of various sizes, including large-scale bullion bars, to seek to track the price of gold. GLD’s investments are made globally, sourcing gold from recognized international gold markets.

Before making an investment decision an investor should carefully review GLD’s prospectus and risk factors.

Source of GLD Information

The information contained herein regarding GLD has been derived from publicly available sources, including GLD’s filings with the SEC. Investors should review GLD’s SEC filings, including its registration statement (prospectus), annual and quarterly reports, and other publicly available materials to obtain a more complete understanding of GLD’s operations, risks, and financial condition. The description of GLD’s principal investment strategies was drawn directly from GLD’s prospectus, dated October 4, 2022.

You can find GLD’s prospectus and other information about GLD, including the most recent periodic SEC reports, online by reference to the 1933 Act Registration File No. 333-267520 through the SEC’s website at www.sec.gov.

This document pertains solely to the securities offered by SPDR Gold Shares and does not concern the shares of other securities or ETFs. All disclosures in this document regarding GLD are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries regarding such documents concerning GLD. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or other publicly available information regarding GLD is accurate or complete.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of GLD and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning GLD could affect the market value of GLD and, accordingly, the value of the securities offered hereby.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of GLD.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SPDR GOLD TRUST, GLD, WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SPDR GOLD TRUST, GLD, WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION.

Moreover, none of SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation has participated in the development of the Fund’s investment strategy. None of SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation selects or approves the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. None of SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by any of SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation, or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments.
Defiance Gold Miners LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of the VanEck® Gold Miners ETF (the “GDX” or the “Underlying ETF”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

GDX is a passively managed ETF that seeks to track as closely as possible, before fees and expenses, the price and yield performance of a global gold miners index. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETF other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETF (“Alternative Underlying ETPs”).

Synthetic Exposure to the Underlying ETF

Rather than purchasing shares of the Underlying ETF directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETF through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETF (“synthetic long positions”), total return swaps referencing the Underlying ETF, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETF, as their values generally move in close correlation with the price of the Underlying ETF. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETF over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETF with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETF declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETF through derivative instruments. For the purposes of this policy, Underlying ETF refers to GDX as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETF is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

GDX

GDX is a passively-managed ETF that normally invests at least 80% of its total assets in securities of the MarketVector™ Global Gold Miners Index (the “GDX Index”). The GDX Index includes domestic and foreign equity securities (and depositary receipts) of companies that are primarily involved in the gold and silver mining industry. To be initially eligible for the GDX Index, (i) companies must generate at least 50% (25% for current GDX Index components) of their revenues from gold and/or silver mining/royalties/streaming or have at least 50% (25% for current GDX Index components) of their mineral resources related to gold and/or silver, and (ii) all stocks must have a market capitalization of greater than $150 million as of the end of the month prior to the month in which a rebalancing date occurs. The weight of companies with less than 50% exposure to gold-related activities will not exceed 20% of the Index at rebalance. GDX invests in small- and medium-capitalization companies. As of July 31, 2025, the GDX Index contained 45 securities of companies with a market capitalization range of between approximately $1.5 billion and $69.1 billion and a weighted average market capitalization of $31.5 billion. Unlike many investment companies that try to “beat” the performance of a benchmark index, GDX does not try to “beat” its index and does not seek temporary defensive positions that are inconsistent with its investment objective. You can find GDX’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-10325 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding GDX comes from its filings with the SEC. You are urged to refer to the SEC filings made by GDX and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of GDX’s principal investment strategies contained herein was taken directly from GDX’s prospectus, dated September 19, 2025.

This document relates only to the securities offered hereby and does not relate to the shares of GDX or other securities of GDX. The Fund has derived all disclosures contained in this document regarding GDX from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GDX. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GDX is accurate or complete.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of GDX and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning GDX could affect the market value of GDX and, accordingly, the value of the securities offered hereby.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of GDX.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH VANECK® ETF TRUST, GDX, OR VAN ECK ASSOCIATES CORPORATION. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, VANECK® ETF TRUST, GDX, OR VAN ECK ASSOCIATES CORPORATION.

Moreover, none of VanEck® ETF Trust, GDX, or VanEck Associates Corporation has participated in the development of the Fund’s investment strategy. None of VanEck® ETF Trust, GDX, or VanEck Associates Corporation selects or approves the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. None of VanEck® ETF Trust, GDX, or VanEck Associates Corporation provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by any of VanEck® ETF Trust, GDX, or VanEck Associates Corporation.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries, if any, as GDX. In turn, to the extent GDX’s Index is concentrated in a particular industry, GDX is expected to be concentrated in that industry. As of July 31, 2025, the gold mining industry represented a significant portion of GDX.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by VanEck® ETF Trust, GDX, or VanEck Associates Corporation, or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETF through derivative instruments.
Defiance Silver LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of the iShares Silver Trust (the “SLV” or the “Underlying ETP”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

SLV is a passive, single-asset investment vehicle that, under normal circumstances, predominantly holds silver bullion. SLV is not registered under the Investment Company Act of 1940 and is not subject to the same regulatory requirements applicable to registered investment companies. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETP other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETP (“Alternative Underlying ETPs”).

Synthetic Exposure to the Underlying ETP

Rather than purchasing shares of the Underlying ETP directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETP through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETP (“synthetic long positions”), total return swaps referencing the Underlying ETP, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETP, as their values generally move in close correlation with the price of the Underlying ETP. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETP over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETP with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETP declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments. For the purposes of this policy, Underlying ETP refers to SLV as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETP is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

iShares Silver Trust - SLV

iShares Silver Trust’s (“SLV”) is a grantor trust and its investment objective is to reflect generally the performance of the price of Silver, before payment of SLV’s expenses and liabilities. SLV is a passively-managed fund that primarily invests in Silver and may also hold cash. The investment strategy of SLV involves holding Silver bullion, which is stored in secure vaults. SLV is listed on the NYSE Arca stock exchange.

SLV’s shares are backed by SLV’s assets. SLV’s arrangements with its custodian contemplate that at the end of each business day there can be in SLV’s account maintained by the custodian no more than 1100 ounces of silver in an unallocated form. Accordingly, the bulk of SLV’s silver holdings is represented by physical silver, identified on the custodian’s books in allocated and unallocated accounts on behalf of SLV.

Investors can access information about SLV, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-191498 and 001-32863. This information, derived from SLV’s filings with the SEC, is essential for investors to understand SLV’s operations, investment strategy, and financial prospects. The description of SLV’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SLV and does not concern the shares of other securities or ETFs. All disclosures in this document regarding SLV are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or Tidal Investments LLC (the “Adviser”) or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning SLV. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or other publicly available information regarding SLV is accurate or complete.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of SLV and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning SLV could affect the market value of SLV and, accordingly, the value of the securities offered hereby.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SLV.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ISHARES® SILVER TRUST, ISHARES® DELAWARE TRUST SPONSOR LLC, OR BLACKROCK, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ISHARES® SILVER TRUST, ISHARES® DELAWARE TRUST SPONSOR LLC, OR BLACKROCK, INC.

Moreover, none of iShares® Silver Trust, iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc. has participated in the development of the Fund’s investment strategy. None of iShares® Silver Trust, iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc. selects or approves the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. None of iShares® Silver Trust, iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc. provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by any of iShares® Silver Trust, iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by iShares® Silver Trust, iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc., or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETP through derivative instruments.
Defiance Solana LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of the Solana ETF (“SOLZ” or the “Underlying ETF”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

SOLZ is an actively managed ETF that seeks to participate in 100% of the returns of Solana. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETF other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETF (“Alternative Underlying ETPs”).

The Fund does not invest directly in Solana or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Solana or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Solana. Investors seeking direct exposure to the price of Solana should consider an investment other than the Fund. For additional details about bitcoin and the Solana blockchain, see the prospectus section titled “Additional Information About the Funds.”

Synthetic Exposure to the Underlying ETF

Rather than purchasing shares of the Underlying ETF directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETF through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETF (“synthetic long positions”), total return swaps referencing the Underlying ETF, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETF, as their values generally move in close correlation with the price of the Underlying ETF. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETF over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETF with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETF declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETF through derivative instruments. For the purposes of this policy, Underlying ETF refers to SOLZ as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETF is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

Solana ETF - SOLZ

The Solana ETF (“SOLZ”) is an actively managed ETF that seeks to achieve its investment objective primarily though managed exposure to SOL futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“Solana Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in Solana Futures Contracts (“Collateral Investments”). In seeking its investment objective, the Fund seeks to participate in 100% of the returns of SOL.

Before making an investment decision an investor should carefully review SOLZ’s prospectus and risk factors.

Source of SOLZ Information

You can find SOLZ’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-23785 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding SOLZ comes from its filings with the SEC. You are urged to refer to the SEC filings made by SOLZ and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s strategy and risks. The description of SOLZ’s principal investment strategies contained herein was taken directly from SOLZ’s prospectus, dated May 20, 2025.

This document relates solely to the securities offered hereby and does not relate to the shares of SOLZ or other securities of SOLZ. None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering materials or made any due diligence inquiry with respect to such documents. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation as to the accuracy or completeness of the available documents or other publicly available information.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of SOLZ and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning SOLZ could affect the market value of SOLZ and, accordingly, the value of the securities offered hereby.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation as to the performance of SOLZ.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SOLZ, VOLATILITY SHARES LLC, OR VOLATILITY SHARES TRUST. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED OR APPROVED BY SOLZ, VOLATILITY SHARES LLC, OR VOLATILITY SHARES TRUST.

Moreover, none of SOLZ, Volatility Shares LLC, or Volatility Shares Trust has participated in the development of the Fund’s investment strategy, selections of portfolio holdings, or design of the Fund’s offering. None provides any assurances, guarantees or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SOLZ, Volatility Shares LLC, or Volatility Shares Trust.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SOLZ, Volatility Shares LLC, or Volatility Shares Trust, or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETF through derivative instruments.
Defiance XRP LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate income and (ii) capital appreciation. The Fund’s strategy combines (1) synthetic long exposure to the share price of the XRP ETF (“XRPI” or the “Underlying ETF”), and (2) the use of options strategies designed to generate options premiums. The Fund will also maintain an allocation to cash, money market funds, or U.S. Treasuries (generally 50% to 100% of assets) to provide liquidity, serve as margin, and collateralize its derivative positions.

XRPI is an actively managed ETF that seeks to participate in 100% of the returns of the crypto asset XRP. From time to time, when the Adviser determines it necessary or appropriate (e.g., due to market, regulatory or operational constraints), the Fund may substitute for the Underlying ETF other pooled vehicles (i.e., other ETFs or exchange-traded products) with substantially similar investment objectives and strategies as the Underlying ETF (“Alternative Underlying ETPs”).

The Fund does not invest directly in XRP or any other digital assets. The Fund does not invest directly in derivatives that track the performance of XRP or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of XRP. Investors seeking direct exposure to the price of XRP should consider an investment other than the Fund. For additional details about bitcoin and the XRP blockchain, see the prospectus section titled “Additional Information About the Funds.”

Synthetic Exposure to the Underlying ETF

Rather than purchasing shares of the Underlying ETF directly, the Fund seeks to achieve its investment objective by establishing synthetic exposure to the Underlying ETF through derivative instruments. These instruments include combinations of long at-the-money call options and short put options on the Underlying ETF (“synthetic long positions”), total return swaps referencing the Underlying ETF, and, from time to time, in-the-money call options. These instruments are designed to provide economic exposure comparable to that of directly holding the Underlying ETF, as their values generally move in close correlation with the price of the Underlying ETF. Through these positions, the Fund seeks to maintain investment exposure approximately equal to 100% of the Underlying ETF over the term of the contracts. However, tracking differences may occur prior to expiration.

Options Strategies – Seeking Premiums

Separately, the Fund employs options strategies focused on generating option premiums. The primary strategy involves selling (writing) put spreads on the Underlying ETF with weekly or shorter expirations.

By selling put spreads, the Fund receives premiums from counterparties that pay for the right to sell at a specified price. These premiums are an important driver of the Fund’s cash distributions. The Adviser typically executes one or more option trades each week as part of this strategy, although actual results will vary and are not guaranteed.

Selling put spreads exposes the Fund to potential losses if the price of the Underlying ETF declines between the strike prices of the sold and purchased puts. While option selling can generate recurring premiums, it also increases downside risk. The Adviser may adjust strike levels, frequency, or other parameters of the options strategy based on market conditions and volatility.

The Fund’s options activity is expected to result in high portfolio turnover. For additional details about the Fund’s options strategies, see the prospectus section titled “Additional Information About the Funds.”

Cash Distributions

The Fund seeks to provide cash distributions on a twice weekly basis. Options premiums earned through the Fund’s options strategies contribute to the Fund’s cash distributions. Actual distribution amounts will vary based on market conditions, realized option premiums, and Fund performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Funds” for further details on ROC and option premiums.

Additional Fund Attributes

Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETF through derivative instruments. For the purposes of this policy, Underlying ETF refers to XRPI as well as any Alternative Underlying ETPs.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or groups of industries, if any, to which the Underlying ETF is concentrated.

There is no guarantee that the Fund’s investment strategy will be successful, and investors may lose some or all of their investment.

XRP ETF - XRPI

The XRP ETF (“XRPI”) is an actively managed ETF that seeks to achieve its investment objective primarily though managed exposure to XRP futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“XRP Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). In seeking its investment objective, the Fund seeks to participate in 100% of the returns of XRP. XRP is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer ledger, referred to as the “XRP Ledger.” Refer to the prospectus section titled “Additional Information About the Funds” for more information on XRP.

Before making an investment decision an investor should carefully review XRPI’s prospectus and risk factors.

Source of XRPI Information

You can find XRPI’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-23785 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding XRPI comes from its filings with the SEC. You are urged to refer to the SEC filings made by XRPI and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s strategy and risks. The description of XRPI’s principal investment strategies contained herein was taken directly from XRPI’s prospectus, dated May 21, 2025.

This document relates solely to the securities offered hereby and does not relate to the shares of XRPI or other securities of XRPI. None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering materials or made any due diligence inquiry with respect to such documents. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation as to the accuracy or completeness of the available documents or other publicly available information.

No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of XRPI and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning XRPI could affect the market value of XRPI and, accordingly, the value of the securities offered hereby.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation as to the performance of XRPI.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH XRPI, VOLATILITY SHARES LLC, OR VOLATILITY SHARES TRUST. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED OR APPROVED BY XRPI, VOLATILITY SHARES LLC, OR VOLATILITY SHARES TRUST.

Moreover, none of XRPI, Volatility Shares LLC, or Volatility Shares Trust has participated in the development of the Fund’s investment strategy, selections of portfolio holdings, or design of the Fund’s offering. None provides any assurances, guarantees or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by XRPI, Volatility Shares LLC, or Volatility Shares Trust.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by XRPI, Volatility Shares LLC, or Volatility Shares Trust, or any of their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest so that at least 80% of its net assets, plus any borrowings for investment purposes, have economic exposure to the Underlying ETF through derivative instruments.